Sales Revenue (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Reconciliation of the Disaggregated Sales Revenue with the Four Reportable Segments

The sales revenue disaggregated by geographical markets based on the location of the customer and the reconciliation of the disaggregated sales revenue with the four reportable segments for the year ended March 31, 2019 are as follows:

For the year ended March 31, 2019

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Total
Revenue arising from contracts with customers
Japan	¥79,297	¥1,590,032	¥86,437	¥87,503	¥1,843,269
North America	188,022	6,163,120	1,013,987	135,277	7,500,406
Europe	159,645	427,347	—	60,993	647,985
Asia	1,372,583	2,359,557	33	46,402	3,778,575
Other Regions	297,757	521,124	—	20,608	839,489

Total	¥2,097,304	¥11,061,180	¥1,100,457	¥350,783	¥14,609,724

Revenue arising from the other sources*	2,851	10,937	1,264,898	207	1,278,893

Total	¥2,100,155	¥11,072,117	¥2,365,355	¥350,990	¥15,888,617

Explanatory note:

*	Revenue arising from the other sources primarily includes lease revenues recognized under IAS 17 and interest recognized under IFRS 9.

Summary of Information Regarding Receivables from Contracts with Customers and Contract Liabilities

The receivables from contracts with customers and contract liabilities for the year ended March 31, 2019 are as follows:

	Yen (millions)
	As of April 1, 2018	As of March 31, 2019
Receivables from contracts with customers:
Trade receivables	¥690,061	¥707,337
Contract liabilities:
Other current liabilities	241,595	214,888
Other noncurrent liabilities	156,355	165,722

Summary of Revenue Expected to be Recognized in the Future Related to Performance Obligations that are Unsatisfied (or Partially Unsatisfied)

The revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as of March 31, 2019 is as follows:

Yen (millions)
2019
Within 1 year	¥103,734
Between 1 and 5 years	185,456
Later than 5 years	12,791

Total	¥301,981

Summary of Assets Recognized Costs Obtain a Contract With Customer

The assets recognized from the costs to obtain a contract with a customer as of March 31, 2019 are as follows.

Yen (millions)
2019
Assets recognized from the costs to obtain a contract with a customer	¥105,471